Investment Securities - Other (Details) $ in Thousands	Dec. 31, 2019 USD ($) security	Dec. 31, 2018 USD ($) security
Investment Securities
Number of securities consisted in portfolio | security	368	366
Number of securities in loss position | security	128	317
Aggregate fair value of securities in loss position	$ 81,018	$ 192,724
Loss position for 12 months or longer	52,658	174,791
Aggregate unrealized loss included in accumulated other comprehensive income (loss)	$ 798	$ 4,496